Property plant and equipment- Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	R 66,906	[1]	R 61,338
Borrowing costs capitalised	409		64		R 0
Impairment	15,825		9,113		38,492
Property, plant and equipment at end of period	64,320		66,906	[1]	61,338
Changes in estimates capitalised	(1,220)		(204)		419
Derecognition with deemed disposal of interest in joint operation					1,027
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	195,461		177,016		148,893
Additions	19,923		22,471		22,092
Borrowing costs capitalised	393		64
Change in estimates of rehabilitation assets	1,221		220		(415)
Disposals	(1,492)		(573)		(688)
Derecognition of property, plant and equipment	(2,381)		(4,355)		(3,156)
Transfers to/from right-of-use assets			241		(15)
Gain on remeasurement of previous interest in joint operation					320
Derecognition with deemed disposal of interest in joint operation					(3,465)
Transfers between classes of property, plant and equipment	0		0		0
Increase Through Transfer from Assets Classified As Held For Sale, Property Plant And Equipment	28
Transfer from assets held for sale			(169)
Assets acquired on acquisition of subsidiaries	653		542		7,259
Foreign currency translation	(9,477)		4		6,191
Property, plant and equipment at end of period	204,329		195,461		177,016
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(128,555)		(115,678)		(71,984)
Disposals	1,319		500		630
Derecognition of property, plant and equipment	2,377		4,355		3,151
Derecognition with deemed disposal of interest in joint operation					2,438
Transfer from assets held for sale			130
Foreign currency translation	7,895		(234)		(1,527)
Amortisation and depreciation	9,096		8,575		9,798
Impairment and reversal of impairment	13,901
Impairment			9,113		38,492
Depreciation capitalised to inventory	48		(60)		(96)
Property, plant and equipment at end of period	(140,009)		(128,555)		(115,678)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	64,214		59,270
Impairment	14,428				16,844
Property, plant and equipment at end of period	61,793		64,214		59,270
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	161,652		144,102		119,545
Additions	19,774		22,378		21,849
Borrowing costs capitalised	393		64
Change in estimates of rehabilitation assets	8		35		27
Disposals	(1,413)		(570)		(676)
Derecognition of property, plant and equipment	(2,378)		(4,345)		(2,552)
Transfers to/from right-of-use assets			123		(15)
Gain on remeasurement of previous interest in joint operation					320
Derecognition with deemed disposal of interest in joint operation					(3,465)
Transfers between classes of property, plant and equipment	(37)		(347)		(703)
Increase Through Transfer from Assets Classified As Held For Sale, Property Plant And Equipment	28
Transfer from assets held for sale			(169)
Assets acquired on acquisition of subsidiaries	637		489		5,760
Foreign currency translation	(6,389)		(108)		4,012
Property, plant and equipment at end of period	172,275		161,652		144,102
Mine development, infrastructure and other | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(97,438)		(84,832)		(63,446)
Disposals	1,299		497		618
Derecognition of property, plant and equipment	2,376		4,345		2,547
Derecognition with deemed disposal of interest in joint operation					2,438
Transfer from assets held for sale			130
Foreign currency translation	4,835		(93)		(1,155)
Amortisation and depreciation	8,955		8,432		8,894
Impairment and reversal of impairment	12,551
Impairment			9,113		16,844
Depreciation capitalised to inventory	48		(60)		(96)
Property, plant and equipment at end of period	(110,482)		(97,438)		(84,832)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,798		1,417
Impairment	1,397				21,236
Property, plant and equipment at end of period	1,531		1,798		1,417
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,827		30,145		27,563
Additions	27		72		190
Borrowing costs capitalised	0		0
Change in estimates of rehabilitation assets	1,213		185		(441)
Disposals	(79)		(3)		(12)
Derecognition of property, plant and equipment	(1)		(10)		(511)
Transfers to/from right-of-use assets			118		0
Gain on remeasurement of previous interest in joint operation					0
Derecognition with deemed disposal of interest in joint operation					0
Transfers between classes of property, plant and equipment	37		114		56
Increase Through Transfer from Assets Classified As Held For Sale, Property Plant And Equipment	0
Transfer from assets held for sale			0
Assets acquired on acquisition of subsidiaries	16		53		1,144
Foreign currency translation	(3,030)		153		2,156
Property, plant and equipment at end of period	29,010		30,827		30,145
Land, mineral rights and rehabilitation | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(29,029)		(28,728)		(6,753)
Disposals	20		3		12
Derecognition of property, plant and equipment	1		10		511
Derecognition with deemed disposal of interest in joint operation					0
Transfer from assets held for sale			0
Foreign currency translation	3,020		(171)		(358)
Amortisation and depreciation	141		143		904
Impairment and reversal of impairment	1,350
Impairment			0		21,236
Depreciation capitalised to inventory	0		0		0
Property, plant and equipment at end of period	(27,479)		(29,029)		(28,728)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	894		651
Impairment					412
Property, plant and equipment at end of period	996		894		651
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,982		2,769		1,785
Additions	122		21		53
Borrowing costs capitalised	0		0
Change in estimates of rehabilitation assets	0		0		(1)
Disposals	0		0		0
Derecognition of property, plant and equipment	(2)		0		(93)
Transfers to/from right-of-use assets			0		0
Gain on remeasurement of previous interest in joint operation					0
Derecognition with deemed disposal of interest in joint operation					0
Transfers between classes of property, plant and equipment	0		233		647
Increase Through Transfer from Assets Classified As Held For Sale, Property Plant And Equipment	0
Transfer from assets held for sale			0
Assets acquired on acquisition of subsidiaries	0		0		355
Foreign currency translation	(58)		(41)		23
Property, plant and equipment at end of period	3,044		2,982		2,769
Exploration and evaluation assets | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,088)		(2,118)		(1,785)
Disposals	0		0		0
Derecognition of property, plant and equipment	0		0		93
Derecognition with deemed disposal of interest in joint operation					0
Transfer from assets held for sale			0
Foreign currency translation	40		30		(14)
Amortisation and depreciation	0		0		0
Impairment and reversal of impairment	0
Impairment			0		412
Depreciation capitalised to inventory	0		0		0
Property, plant and equipment at end of period	R (2,048)		R (2,088)		R (2,118)

[1]	Amount for 31 December 2024 was revised (see note 16.2)